Disaggregation of revenue (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Disaggregation Of Revenue
Schedule of disaggregation of revenue

	Six months ended
	February 28, 2025	February 29, 2024
	$	$
Gross Billing	8,648,249	7,358,172
Commission expense	7,813,115	6,740,307
Revenue	835,134	617,864

Subscription revenue	368,119	378,632
Sponsorship revenue	128,788	139,859
Other revenue	122,488	142,722
Underwriting revenue	57,707	73,781
Total revenue	1,512,236	1,352,858

	Three months ended
	February 28, 2025	February 29, 2024
	$	$
Gross Billing	4,242,341	3,484,852
Commission expense	3,821,489	3,140,234
Revenue	420,852	344,618

Subscription revenue	185,939	195,387
Sponsorship revenue	68,630	70,467
Other revenue	37,524	142,722
Underwriting revenue	30,364	31,675
Total revenue	743,309	784,869

	Year ended
	August 31, 2024	August 31, 2023
	$	$
Gross Billing	16,264,172	15,026,896
Commission expense	14,895,885	13,931,836
Revenue	1,368,287	1,095,060

Subscription revenue	738,697	736,708
Other revenue	320,505	332,448
Sponsorship revenue	107,741	189,968
Underwriting revenue	153,757	148,080
Total revenue	2,688,987	2,502,264